Subsequent Events	3 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 15. SUBSEQUENT EVENTS

On May 1, 2017, our subsidiary, LMG entered into a purchase agreement for the purchase of one billboard structure and related assets. The cash purchase price of the acquisition was $900,000. The assets were acquired for the purpose of expanding our presence in the outdoor advertising market in the Southeastern United States.

On May 31, 2017, our subsidiaries LMA and LMF entered into an exchange agreement, whereby we transferred one of our digital billboards in Florida in exchange for seven billboard structures in Alabama. The transaction was a like-kind exchange without a cash purchase price.

On May 25, 2017, we filed a Second Amended and Restated Certificate of Incorporation which (i) increased the number of our authorized shares of common stock from 11,000,000 to 20,000,000, (ii) designated as “Class B common stock” all authorized shares of our common stock that had been designated as Class A common stock, and (iii) designated as “Class A common stock” all authorized shares of our common stock that had not been designated as Class A common stock. The financial statements have been restated to reflect the change in the number of authorized shares and the renaming of the classes of common stock.

On June 7, 2017, our subsidiaries LMG and LMA entered into a purchase agreement for the purchase of 29 billboard structures in Georgia and five billboard structures in Alabama, and related assets. The cash purchase price of the acquisition was $2,991,314. The assets were acquired for the purpose of expanding our presence in the outdoor advertising market in the Southeastern United States.